Letter to shareholders

September 30, 2002

October 22, 2002

William V. Fries, CFA
Portfolio Manager

Dear Shareholder,

The total returns of the Thornburg Value Fund share classes, for the fiscal year ended September 30, 2002 and year-to-date are shown in the table below. The table includes results for the three-year, five-year, and since-inception periods.

Total return performance as of 9/30/02
                                A Shares                                     B SHARES                       C Shares
                      YTD    1 Year   3 Year 5 Year  Incept.   YTD     1 Year    Incept.     YTD     1 Year  3 Year 5 Years Incept.
Net Asset Value ... (27.85)% (20.39)% 5.71)%* 3.23%* 11.35%*  (28.30)% (21.05)% (16.89)%*   (28.24)% (20.99)%(6.45)%*2.42%* 10.49%*
Max. Offering Price (31.08)% (23.98)%(7.14)%* 2.29%* 10.63%*  (31.88)% (24.99)% (18.58)%*   (28.96)% (20.99)%(6.45)%*2.42%* 10.49%*

                                I Shares
                      YTD    1 Year   3 Year  Incept
Net Asset Value     (27.56)% (19.98)% (5.32)% 0.83%*
Max. Offering Price (27.56)% (19.98)% (5.32)% 0.83%*


* Annualized
Past performance cannot guarantee future results.
Inception of Class A and C shares: 10/02/95. Inception of
 Class B shares: 4/03/00.

After recovering nicely last fall from the trauma of 9/11, equity markets did not develop in classic fashion. Military success in Afghanistan was overshadowed by corporate scandals, bankruptcies and accounting issues that undermined investor confidence. This, coupled with slower than anticipated economic growth and continuing contraction in technology and telecommunications capital spending, kept downward pressure on stocks throughout the back half of the fiscal year. From the peak in 2000, the stock market has had its worst performance since 1974.

A limited number of fund holdings did well, including Anthem, Siebel, and Lockheed (all sold after hitting target prices), as well as Southern Company, Health Management Associates, and Lowe's. A few issues performed well below expectation. Most of these issues were sold, although a few remain in the portfolio (AOL Time Warner, Comcast, Genzyme, Advent, and Wyeth). Our analysis indicates that each of these companies has a sound overall business and offers value as an investment. We are monitoring each company closely and will take appropriate action if business does not develop as anticipated.

A highly uncertain market environment persists, and we have been investing accordingly. New investments have been in businesses with reliable product or service demand, manageable balance sheets, and healthy liquidity. We hope that each offers sustainable earnings and dividends. The table at the right lists current holdings that were added to your portfolio during the past year.

         New Holdings

         Affiliated Computer     American Electric Power    Best Buy
         Conagra                 Dean Foods                 First Data Corp.
         Mack Cali Realty        Prudential Financial       SouthTrust Bank
         Unilever                Wendy's                    Wilmington Trust

We recognize all the travails of the last year and of the potential war with Iraq. Nevertheless, equity valuation levels and evidence of positive economic development keep us optimistic about the capital gain potential of equities. The table on the following page, which shows observed revenue and earnings growth by economic sector, is encouraging. While energy, technology, and utilities (together representing about 23% of the S&P 1500 market capitalization) are experiencing declining earnings, most of the sectors are expanding. The upcoming holiday shopping season is important to sustaining the modest expansion currently underway in the U.S. economy. We assume normal consumer spending patterns will prevail. With normal demand, revenues and profit should continue to improve, making both the market and your portfolio more attractive as investment destinations.

                                YOY         YOY          Q2       YTD(10-29-02)
                               2nd Qtr.    2nd Qtr.     2002       2002
                                2002        2002       Average    Market
                              Revenue     Earnings       Net     Weighted
                               Growth      Growth      Margin   Performance
Industry ( Weight)
Energy (6%) ................    0%         -41.0%       +4.8%       -16.0%
Materials (3%) .............   +8.0%       +28.0%       +2.9%       -16.4%
Industrials (12%)              +8.0%        +7.0%       +5.9%       -24.3%
Technology (14%) ...........   +13.0%      +14.0%       +5.5%       -39.3%
Consumer Discretionary (14%)   +11.0%      +40.0%       +3.6%       -17.5%
Consumer Staples (9%) ......   +3.0%       +14.0%       +6.3%        -2.9%
Health Care (15%)              +14.0%       +7.0%       +9.3%       -18.8%
Financials (20%) ...........   +10.0%      +21.0%       +14.8%      -13.4%
Telecom Service (3%) .......   -5.0%        +4.0%       +7.7%       -35.8%
Utilities (3%) .............   -8.0%       -20.0%       +4.9%       -34.0%
S&P 1500 Index (100%) ......   +8.0%        +8.0%       +6.5%       -21.9%
Source: Baseline, S&P ......   YOY = Year Over Year

The table below compares the top five sector weightings of your portfolio as of September 30, 2002 and 2001. For the fiscal year 2002 these industries include 24 stocks and account for 58.1% of portfolio value.

The high profile business failures, executive fraud, and conflicted financial dealings have discouraged investors. We do not like the past sins, but we are encouraged for the future. Changes in accounting, corporate oversight, and market operating rules will work toward improving disclosure and decision making by public companies. This is a distinct positive for investors. Stocks appear to have declined enough to set up an attractive risk reward tradeoff.

Stocks in your portfolio are described in general fashion on our website at www.thornburg.com. Reading these will help you understand your individual holdings, as well as the composition of the portfolio as a whole. Thank you for your patience during such a challenging year and for investing in the Thornburg Value Fund.

Top Industries

9/30/02
Healthcare & Svcs.         16.8%
Banks                      16.7%
Diversified Financials      8.9%
Software & Svcs.            8.2%
Media/Entertainment         7.5%

9/30/01
Healthcare                 19.5%
Telecommunication Svcs.    12.2%
Technology                 11.7%
Banking                    11.2%
Energy                      7.4%

Percentages and holdings can and do vary over time.

Repectfully,




William V. Fries, CFA
Portfolio Manager


Statement of assets and liabilities

Thornburg Value Fund

September 30, 2002

ASSETS
Investments at value (cost $1,720,998,117) ..................   $ 1,452,225,255
Cash ........................................................         1,273,919
Receivable for securities sold ..............................         6,131,850
Receivable for fund shares sold .............................         2,296,354
Dividends receivable ........................................           995,245
Prepaid expenses and other assets ...........................            47,238
                  Total Assets ..............................   $ 1,462,969,861

LIABILITIES .................................................
Payable for fund shares redeemed                                      5,225,167
Payable to investment adviser (Note 3) ......................         1,179,358
Accounts payable and accrued expenses .......................         1,003,341
                  Total Liabilities .........................         7,407,866
NET ASSETS ..................................................   $ 1,455,561,995

NET ASSETS CONSIST OF:
         Accumulated net investment loss ....................   $    (6,365,673)
         Net unrealized depreciation on investments .........      (268,737,274)
         Accumulated net realized loss ......................      (345,790,439)
         Net capital paid in on shares of beneficial interest     2,076,455,381
                                                                $ 1,455,561,995
NET ASSET VALUE:
Class A Shares: .............................................
Net asset value and redemption price per share
($809,229,246 applicable to 39,034,805 shares of beneficial
interest outstanding - Note 4) ..............................   $         20.73

Maximum sales charge, 4.50% of offering price ...............              0.98
Maximum Offering Price Per Share ............................   $         21.71

Class B Shares:
Net asset value and offering price per share *
($70,681,908 applicable to 3,494,997 shares of beneficial
interest outstanding - Note 4) ..............................   $         20.22

Class C Shares:
Net asset value and offering price per share *
($368,038,186 applicable to 18,040,209 shares of beneficial
interest outstanding - Note 4) ..............................   $         20.40

Class I Shares:
Net asset value, offering and redemption price per share
($207,612,655 applicable to 9,911,538 shares of beneficial
interest outstanding - Note 4) ..............................   $         20.95

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of Operations

Thornburg Value Fund

Year Ended September 30, 2002

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $611,762)   $  26,306,471
Interest income ...........................................       1,241,503
         Total Income .....................................      27,547,974

EXPENSES
Investment advisory fees (Note 3) .........................      15,792,277
Administration fees (Note 3)
         Class A Shares ...................................       1,391,450
         Class B Shares ...................................         103,489
         Class C Shares ...................................         590,494
         Class I Shares ...................................         154,499
Distribution and service fees (Note 3)
         Class A Shares ...................................       2,782,900
         Class B Shares ...................................         827,909
         Class C Shares ...................................       4,723,955
Transfer agent fees
         Class A Shares ...................................       1,626,875
         Class B Shares ...................................         186,267
         Class C Shares ...................................         776,580
         Class I Shares ...................................         170,635
Registration & filing fees
         Class A Shares ...................................          33,570
         Class B Shares ...................................          18,474
         Class C Shares ...................................          24,860
         Class I Shares ...................................          34,263
Custodian fees ............................................         638,627
Professional fees .........................................         147,451
Accounting fees ...........................................         166,940
Trustee fees ..............................................          41,320
Other expenses ............................................         489,371

                  Total Expenses ..........................      30,722,206

Less:
         Expenses reimbursed by investment adviser (Note 3)         (37,790)
         Fees paid indirectly (Note3) .....................         (15,352)

                  Net Expenses ............................      30,669,064

                  Net Investment Loss .....................      (3,121,090)



REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on: .....................................
Investments                                                    (143,135,593)
         Foreign currency transactions ....................     (10,069,684)
                                                               (153,205,277)


Net change in unrealized appreciation (depreciation) on: ..
         Investments                                           (267,768,326)
         Foreign currency translation .....................       5,129,028
                                                               (262,639,298)
                  Net Realized and Unrealized
                  Loss on Investments .....................    (415,844,575)

                  Net Decrease in Net Assets Resulting
                  From Operations .........................   $(418,965,665)

See notes to financial statements.

Statements of Changes in net assets

Thornburg Value Fund

                                                                     Year Ended          Year Ended
                                                                 September 30, 2002   September 30, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investments loss .........................................   $    (3,121,090)   $    (1,514,146)
Net realized loss on investments and foreign currency
transactions .................................................      (153,205,277)      (187,103,038)
Increase (Decrease) in unrealized appreciation (depreciation )
on investments and foreign currency translation ..............      (262,639,298)      (231,348,934)

                  Net Decrease in Net Assets
                  Resulting from Operations ..................      (418,965,665)      (419,966,118)

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares ......................................                 0         (7,776,151)
         Class B Shares ......................................                 0           (186,388)
         Class C Shares ......................................                 0         (1,960,867)
         Class I Shares ......................................                 0         (2,489,510)

From realized gains
         Class A Shares ......................................                 0         (6,874,180)
         Class B Shares ......................................                 0           (169,447)
         Class C Shares ......................................                 0         (2,882,565)
         Class I Shares ......................................                 0         (1,990,420)

From return of capital
         Class A Shares ......................................                 0         (3,078,347)
         Class B Shares ......................................                 0            (59,834)
         Class C Shares ......................................                 0           (220,938)
         Class I Shares ......................................                 0         (1,037,153)

FUND SHARE TRANSACTIONS - (Note 4)
         Class A Shares ......................................       (38,845,888)       465,179,008
         Class B Shares ......................................        22,255,483         64,295,858
         Class C Shares ......................................        37,096,207        181,353,055
         Class I Shares ......................................       (24,282,587)       120,369,997

                  Net Increase (Decrease) in Net Assets ......      (422,742,450)       382,506,000

NET ASSETS: ..................................................
         Beginning of year                                         1,878,304,445      1,495,798,445

         End of year .........................................   $ 1,455,561,995    $ 1,878,304,445

See notes to financial statements.

Notes to financial statements

Thornburg Value Fund

September 30, 2002

Note 1 - Organization
Thornburg Value Fund, hereinafter referred to as the "Fund," is a diversified series of Thornburg Investment Trust (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight series of shares of beneficial interest in addition to those of the Fund:
Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg International Value Fund, Thornburg Core Growth Fund and Thornburg New York Intermediate Municipal Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund seeks long-term capital appreciation by investing primarily in domestic equity securities selected on a value basis.

The Fund currently offers four classes of shares of beneficial interest, Class A, Class B, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee,
(ii) Class B shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption, and bear both a service fee and distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (v) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses. Class B shares of the Fund outstanding for eight years will convert to Class A shares of the Fund.

 Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices, normally at 4:00 pm EST, reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost which approximates market value.

Options written: When the Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sales price on the principal exchange on which such option is traded, or in the absence of such sale, the latest ask quotation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date.

Dividends: Dividends to shareholders are generally paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net realized capital gains, to the extent available, will be distributed at least annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services to the Fund for which the fees are payable at the end of each month. For the year ended September 30, 2002, these fees were payable at annual rates ranging from 7/8 of 1% to 5/8 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended September 30, 2002, the Adviser voluntarily reimbursed certain class specific expenses of $37,790 for Class I shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund's shares. For the year ended September 30, 2002, the Distributor has advised the Fund that it earned net commissions aggregating $236,385 from the sale of Class A shares of the Fund, and collected contingent deferred sales charges aggregating $147,332 from redemptions of Class B and Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% per annum of its average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Fund has also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to the Fund's Class B and Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class B and Class C shares of the Fund at an annual rate of up to 3/4 of 1% of the average daily net assets attributable to Class B and Class C shares. Total fees incurred by each class of shares of the Fund under its respective Service and Distribution Plans for the year ended September 30, 2002 are set forth in the statement of operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodians' fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.
For the year ended September 30, 2002, the fees paid indirectly were $15,352

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note 4 - Shares of Beneficial Interest
At September 30, 2002 there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                              Year Ended                         Year Ended
                                          September 30, 2002                 September 30, 2001

                                          Shares         Amount             Shares        Amount

Class A Shares
Shares Sold ......................      13,744,557    $ 368,049,226       23,560,926    $ 721,399,220
Shares issued to shareholders in
         reinvestment of dividends            --               --            522,944       16,570,746
Shares repurchased ...............     (16,133,923)    (406,895,114)      (9,145,869)    (272,790,958)

Net Increase (Decrease) ..........      (2,389,366)   $ (38,845,888)      14,938,001    $ 465,179,008

Class B Shares
Shares sold ......................       1,246,761    $  32,891,503        2,214,897    $  66,568,914
Shares issued to shareholders in
         reinvestment of dividends            --               --             12,346          387,217
Shares repurchased ...............        (435,642)     (10,636,020)         (93,259)      (2,660,273)

Net Increase .....................         811,119    $  22,255,483        2,133,984    $  64,295,858

Class C Shares
Shares sold ......................       5,150,507    $ 135,528,095        7,699,205    $ 233,560,219
Shares issued to
shareholders in
         reinvestment of dividends            --               --            139,147        4,473,889
Shares repurchased ...............      (4,045,522)     (98,431,888)      (1,924,172)     (56,681,053)

Net Increase .....................       1,104,985    $  37,096,207        5,914,180    $ 181,353,055

Class I Shares
Shares sold ......................       4,477,126    $ 121,351,695        6,139,361    $ 187,584,610
Shares issued to shareholders in
         reinvestment of dividends            --               --            165,205        5,241,290
Shares repurchased ...............      (5,787,362)    (145,634,282)      (2,425,754)     (72,455,903)

Net Increase (Decrease) ..........      (1,310,236)   $ (24,282,587)       3,878,812    $ 120,369,997


Note 5 - Securities Transactions
For the year ended September 30, 2002 the Fund had purchase and sale transactions of investment securities excluding short-term securities of $1,450,154,769 and $1,435,147,715, respectively.

Note 6 - Income Taxes
At September 30, 2002, information on the tax components of capital is as follows:
Cost of investments for tax purposes        $        1,721,865,026
Gross tax unrealized appreciation                       76,659,651
Gross tax unrealized depreciation                     (346,299,422)
Net tax unrealized depreciation
on investments                              $         (269,639,771)


At September 30, 2002, the Fund had tax basis capital losses of $11,324,648 which may be carried over to offset future capital gains as follows:

Capital loss carryovers expiring in:

         2009                               $          11,324,648
         2010                                         188,545,264
                                            $         199,869,912


At September 30, 2002, the Fund had deferred currency and capital losses occurring subsequent to October 31, 2001 of $6,365,673 and $145,053,619, respectively. For tax purposes, such losses will be reflected in the year ended September 30, 2003.

To the extent such carryforwards are used in future years, capital gains distributions may be reduced to the extent provided by regulations. Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of wash sale losses, foreign currency transactions and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

Note 7 - Financial Investments with Off-Balance Sheet Risk
During the year ended September 30, 2002, the Fund was a party to financial instruments with off-balance sheet risks, primarily currency forward exchange contracts. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. These contracts are entered into in order to minimize the risk to the Fund with respect to its foreign stock transactions from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign stock transactions. These instruments may involve risks in excess of the amount recognized on the Statement of Assets and Liabilities. Such risks would arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency value and interest rates and contract positions that are not exact offsets.

These contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the dates of entry into the contract.

At September 30, 2002, there were no outstanding forward contracts.

Financial highlights

Thornburg Value Fund

                                                                                Year Ended  September 30,
                                                               2002           2001           2000          1999        1998

Class A Shares:
Per share operating performance
(for a share outstanding throughout the year)+

Net asset value, beginning of year ...................   $    26.04  $        32.98  $       26.20  $      19.48  $     20.42
Income from investment operations:
         Net investment income (loss) ................         0.00  (b)       0.02           0.74          0.16
                                                                                                                         0.20
         Net realized and unrealized
                  gain (loss) on investments .........        (5.31)          (6.38)          7.29          6.76
                                                                                                                         0.40

Total from investment operations .....................        (5.31)          (6.36)          8.03          6.92         0.60
Less dividends from:
         Net investment income .......................      --                (0.25)         (0.86)        (0.20)       (0.17)
Net realized gains ...................................      --                (0.25)         (0.39)      --             (1.35)
         Return of capital ...........................      --                (0.08)       --            --             (0.02)

Change in net asset value ............................        (5.31)          (6.94)          6.78          6.72        (0.94)

Net asset value, end of year .........................   $    20.73  $        26.04  $       32.98  $      26.20  $     19.48

Total Return (a) .....................................       (20.39)%        (19.59)%        30.68%        35.50%        3.15%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income (loss) ................         0.00% (c)       0.07%          2.31%         0.62%        0.95%
         Expenses, after expense reductions                    1.40%           1.37%          1.38%         1.44%        1.54%
         Expenses, before expense reductions                   1.40%           1.38%          1.38%         1.44%        1.54%

Portfolio turnover rate ..............................        76.37%          71.81%         72.35%        62.71%       99.55%

 Net assets at end of year (000) ....................    $   809,229      $ 1,078,582  $    873,433   $   360,966   $  150,492


(a)      Sales loads are not reflected in computing total return.
(b)      Net investment loss per share is less than 0.01.
(c)      The ratio of net investment loss to average net assets is less than 0.01%.
+Based on weighted average shares outstanding.


Financial highlights ...Continued

Thornburg Value Fund

                                                                                            Period Ended
                                                                  Year Ended September 30,   September 30,
                                                                   2002            2001        2000 (a)
Class B Shares:
Per Share Operating Performance
(for a share outstanding throughout the period)+

Net asset value, beginning of period ...................   $       25.61  $       32.63  $       33.22
Income from investment operations:
              Net investment income (loss) .............           (0.22)         (0.24)           --
              Net realized and unrealized
                           gain (loss) on investments ..           (5.17)         (6.31)          0.09
Total from investment operations .......................           (5.39)         (6.55)          0.09

Less dividends from:
              Net investment income ....................             --           (0.19)         (0.68)
              Net realized gains .......................             --           (0.25)            --
              Return of capital ........................             --           (0.03)            --

Change in net asset value ..............................           (5.39)         (7.02)         (0.59)

Net asset value, end of period .........................   $       20.22  $       25.61  $       32.63

 Total Return ..........................................          (21.05)%       (20.35)%         0.25%

Ratios/Supplemental Data Ratios to average net assets:
                  Net investment income (loss) .........           (0.85)%        (0.83)%         0.02% (b)
                  Expenses, after expense reductions ...            2.25%          2.27%          2.38% (b)
                  Expenses, before expense reductions ..            2.25%          2.30%          2.43% (b)

Portfolio turnover rate ................................           76.37%         71.81%         72.35%

Net assets at end of period(000) .......................   $       70,682  $      68,740     $    17,945

(a)  Effective date of Class B Shares was April 3, 2000
(b)  Annualized.
+Based on weighted average shares outstanding.

Financial highlights ...Continued

Thornburg Value Fund

                                                                                  Year Ended  September 30,
                                                                   2002         2001       2000       1999       1998

Class C Shares:
Per share operating performance
(for a share outstanding throughout the year)+

Net asset value, beginning of year ...................   $        25.82  $      32.80  $   26.08  $   19.45  $     20.40
Income from investment operations:
         Net investment income (loss) ................            (0.20)        (0.22)      0.49      (0.01)        0.03
         Net realized and unrealized
                  gain (loss) on investments .........            (5.22)        (6.34)      7.23       6.71         0.39

Total from investment operations .....................            (5.42)        (6.56)      7.72       6.70         0.42

Less dividends from:
         Net investment income .......................              --          (0.16)     (0.61)     (0.07)         0.00
         Net realized gains ..........................              --          (0.25)     (0.39)        --         (1.35)
         Return of capital ...........................              --          (0.01)       --          --         (0.02)

Change in net asset value ............................            (5.42)        (6.98)      6.72       6.63        (0.95)
Net asset value, end of year .........................   $        20.40  $      25.82  $   32.80  $   26.08  $     19.45

Total Return .........................................           (20.99)%      (20.24)%    29.90%     34.45%        2.34%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income (loss) ................            (0.77)%       (0.74)%     1.53%     (0.17)%       0.14%
         Expenses, after expense reductions                        2.17%         2.18%      2.16%      2.23%        2.36%
         Expenses, before expense reductions                       2.17%         2.19%      2.17%      2.23%        2.37%

Portfolio turnover rate ..............................            76.37%        71.81%     72.35%     62.71%       99.55%

Net assets at end of year (000) .....................    $       368,038  $    437,199   $ 361,447  $ 133,934  $   41,513
 + Based on weighted average shares outstanding.


Financial Highlights ...Continued

Thornburg Value Fund

                                                                             Year Ended  September 30,
                                                                   2002          2001      2000       1999 (a)
Class I Shares:
Per Share Operating Performance
(for a share outstanding throughout the period)+

Net asset value, beginning of period .................   $        26.18  $        33.09  $   26.26  $   21.78
Income from investment operations:
         Net investment income .......................             0.11            0.14       0.91       0.25
         Net realized and unrealized
            gain (loss) on investments ...............            (5.34)          (6.42)      7.25       4.48
Total from investment operations .....................            (5.23)          (6.28)      8.16       4.73

Less dividends from:
         Net investment income .......................             0.00           (0.28)     (0.94)     (0.25)
         Net realized gains ..........................             0.00           (0.25)     (0.39)       --
         Return of capital ...........................             0.00           (0.10)       --         --

Change in net asset value ............................            (5.23)          (6.91)      6.83       4.48

Net asset value, end of period .......................   $        20.95  $        26.18  $   33.09  $   26.26

Total Return .........................................           (19.98)%        (19.29)%    31.44%     21.70%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................             0.42%           0.45%      2.82%      1.14% (b)
         Expenses, after expense reductions                        0.98%           0.99%      0.99%      1.00% (b)
         Expenses, before expense reductions                       0.99%           1.01%      1.00%      1.13% (b)

Portfolio turnover rate ..............................            76.37%          71.81%     72.35%       62.71%

Net assets at end of period (000) ...................    $       207,613 $       293,784  $  242,974    $  52,357


(a) Effective date of class I shares was November 2, 1998.
(b) Annualized.
+Based on weighted average shares outstanding.


Schedule of investments

Thornburg Value Fund

September 30, 2002

CUSIPS:  Class A - 885-215-731, Class B - 885-215-590, Class C - 885-215-715, Class I-855-215-632
NASDAQ Symbols:  Class A - TVAFX, Class B - TVBFX, Class C -TVCFX Class I - TVIFX

COMMON STOCKS--97.50%
BANKS (13.20%)
Bank New York Inc.                                                                      1,111,700                   $ 31,950,258
Bank of Ireland                                                                         4,257,600                     41,810,580
Southtrust Corp.                                                                        1,256,775                     30,476,794
Washington Mutual Inc.                                                                  815,900                       25,676,373

Wilmington Trust Corp.                                                                  943,700                       27,291,804
Zions Bancorp.                                                                          824,500                       35,890,485
BIOTECHNOLOGY (2.10%)
Genzyme Corp. +                                                                         1,455,300                     29,993,733
BUSINESS SERVICES (0.80%)
First Data Corp.                                                                        411,600                       11,504,220
CHEMICALS (2.20%)
Dow Chemical Corp.                                                                      1,172,410                     32,018,517
FINANCIAL SERVICES (12.30%)
E-Trade Group Inc. +                                                                    5,328,477                     23,711,722
Goldman Sachs Group Inc.                                                                557,100                       36,785,313
Julius Baer Hldg                                                                        145,140                       28,025,000
MBNA Corp. +                                                                            2,716,350                     49,926,513
Prudential Financial Inc. +                                                             1,439,200                     41,103,552
FOOD & BEVERAGES (6.10%)
Conagra Inc.                                                                            882,200                       21,922,670
Dean Foods Co. +                                                                        583,300                       23,203,674
Pepsico Inc.                                                                            1,193,000                     44,081,350
HEALTHCARE FACILITIES (4.50%)
Health Management Assoc. +                                                              3,255,640                     65,829,041
HEALTHCARE SERVICES (4.50%)
Cardinal Health Inc.                                                                    220,500                       13,715,100
Caremark RX Inc. +                                                                      3,064,700                     52,099,900
HOUSEHOLD PRODUCTS (1.40%)
Unilever N V                                                                            339,340                       20,173,763
INDUSTRIAL FILTRATION (2.30%)
Pall Corp.                                                                              2,159,300                     34,095,347
MEDIA - ENTERTAINMENT (7.50%)
AOL Time Warner Inc. +                                                                  3,002,000                     35,123,400
Comcast Corp. +                                                                         1,646,000                     34,335,560
Fox Entertainment Group Inc. +                                                          1,818,500                     40,061,555
OIL & GAS (6.50%)
BP Amoco                                                                                1,188,200                     47,409,180
Unocal Corp.                                                                            1,485,000                     46,614,150
PHARMACEUTICALS (5.60%)
Pfizer Inc.                                                                             1,706,200                     49,513,924
Wyeth                                                                                   1,024,400                     32,575,920
REAL ESTATE INVESTMENT TRUSTS (2.60%)
Mack Cali Realty Corp.                                                                  1,190,000                     38,234,700
RESTAURANTS (1.40%)
Wendys International Inc.                                                               607,800                       20,124,258
RETAIL (5.20%)
Best Buy Co. Inc. +                                                                     1,053,275                     23,498,565
Lowes Inc.                                                                              1,261,500                     52,226,100
TECHNOLOGY - SOFTWARE & SERVICES (8.20%)
Advent Software, Inc. +                                                                 1,070,800                     12,260,660
Affiliated Computer Services Inc. +                                                     845,345                       35,969,430
DST Systems Inc. +                                                                      764,600                       22,532,762
Microsoft Corp. +                                                                       1,103,300                     48,258,342
TECHNOLOGY - MANUFACTURING (1.90%)
Samsung Electronics                                                                     114,700                       28,001,922
TELECOMMUNICATION SERVICES (2.50%)
Verizon Communications                                                                  1,347,650                     36,979,516
UTILITIES ELECTRIC (6.70%)
American Electric Power Inc.                                                            1,109,700                     31,637,547
Southern Co.                                                                            2,268,450                     65,285,991

TOTAL COMMON STOCKS (Cost $1,690,702,053)                                                                          1,421,929,191

COMMERCIAL PAPER--2.10%
COMMERCIAL PAPER (0.10%)
American General Finance, 1.82% due 10/9/2002                                           900,000                       899,636
Bellsouth Corp., 1.72% due 10/1/2002                                                    3,800,000                     3,800,000
Citicorp Inc., 1.74% due 10/2/2002                                                      7,000,000                     6,999,662
Nestle Capital Corp., 1.70% due 10/10/2002                                              2,000,000                     1,999,150
Prudential Funding Corp., 1.55% due 10/7/2002                                           4,900,000                     4,898,734
Toyota Motor Credit Corp., 1.72% due 10/3/2002                                          11,700,000                    11,698,882

TOTAL COMMERCIAL PAPER (Cost $30,296,064)                                                                             30,296,064


TOTAL INVESTMENTS (100%) (Cost $1,720,998,117)                                                                   $ 1,452,225,255
+ Non-income producing.
See notes to financial statements.





Report of independent accountants

Thornburg Value Fund

September 30, 2002





To the Trustees and Shareholders of
Thornburg Investment Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Value Fund series of Thornburg Investment Trust (the "Fund") at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended September 30, 1998 were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP

New York, New York
November 8, 2002

index comparisons

Thornburg Value Fund

September 30, 2002

Index Comparison
Compares performance of Thornburg Value Fund and the Standard & Poor's 500 Index for the period September 30, 1995 to September 30, 2002. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Average Annual Total Returns
(periods ending 9/30/02) (at max. offering price)
A Shares
1 Year:                            (23.98)%
5 Year:                              2.29%
From Inception (10/2/95):           10.63%

Average Annual Total Returns
(periods ending 9/30/02)
C Shares
1 Year:                            (20.99)%
5 Year:                              2.42%
From Inception (10/2/95):           10.49%

trustees and officers

Thornburg Value Fund

September 30, 2002

Name, Address       Position(s)       Term of           Principal                        Number of         Other
and Age (1)         Held with         Office            Occupation(s)                    Portfolios        Directorships
                    Fund (2)          and               During Past                      in Fund           Held by
                                      Length of         5 Years                          Complex           Trustee or
                                      Time                                               Overseen          Nominee for
                                      Served                                             by Trustee(2)     Trustee

Interested Trustees

Garrett             Chairman          Trustee           CEO, Chairman and controlling    Eleven            None
Thornburg,          of Trustees (3)   Since             shareholder of Thornburg
56                                    1987 (4)          Investment Management, Inc.
                                                        (investment adviser) and
                                                        Thornburg Securities
                                                        Corporation (securities dealer);
                                                        Chairman of Thornburg Limited
                                                        Term Municipal Fund, Inc.
                                                        (registered investment company);
                                                        CEO and Chairman of Thornburg
                                                        Mortgage, Inc. (real estate
                                                        investment trust); Chairman
                                                        of Thornburg Mortgage
                                                        Advisory Corporation (investment
                                                        manager to Thornburg
                                                        Mortgage, Inc.).

Brian J. McMahon,   Trustee,          Trustee           President and Managing Director    Nine            None
46                  President,        Since             of Thornburg Investment
                    Assistant         2001;             Management, Inc.; President
                    Secretary (5)     President         of Thornburg Limited Term
                                      Since 1997        Municipal Fund, Inc.
                                      (4)(6)

Independent Trustees

David A. Ater,      Trustee           Trustee           Principal in Ater & Ater           Nine            Director of
55                                    since             Associates, Santa Fe, New                          Thornburg
                                      1994 (4)          Mexico (developer, planner                         Mortgage, Inc.
                                                        and broker of residential and                      (real estate
                                                        commercial real estate); owner,                    investment trust)
                                                        developer and broker for
                                                        various real estate projects.

David D. Chase,     Trustee           Trustee           Chairman, President and CEO        Eleven          Director of
61                                    since             of general partner of Vestor                       Thornburg
                                      2001 (4)          Partners, LP, Santa Fe, NM                         Limited Term
                                                        (private equity fund); Chairman                    Municipal Fund,
                                                        and CEO of Vestor Holdings,                        Inc. (registered
                                                        Inc., Santa Fe, NM (merchant                       investment
                                                        bank).                                             company)

Forrest S. Smith,   Trustee           Trustee           Attorney in private practice        Nine           None
72                                    since             and shareholder, Catron, Catron
                                      1987 (4)          & Sawtell (law firm), Santa Fe, NM.


James W. Weyhrauch, Trustee          Trustee           Executive Vice President and        Nine           None
42                                   since             Director, Nambe Mills, Inc.
                                     1996 (4)          (manufacturer) Santa Fe, NM.

Officers of the Fund (who are not Trustees) (7)

Dawn B. Fischer,    Secretary;        Secretary         Vice President, Secretary and       N/A            N/A
55                  Assistant         and               Managing Director, Thornburg
                    Treasurer         Assistant         Investment Management, Inc.;
                                      Treasurer         Secretary, Thornburg Limited Term
                                      Since 1987        Municipal Fund, Inc.; Secretary,
                                      (6)               Thornburg Securities Corporation;
                                                        Vice President, Daily Tax Free
                                                        Income Fund, Inc. (registered
                                                        investment company).

Steven J. Bohlin,   Vice President;   Vice              Vice President and Managing          N/A           N/A
43                  Treasurer         President         Director of Thornburg Investment
                                      Since 1987;       Management, Inc.; Vice President
                                      Treasurer         of Thornburg Limited Term
                                      Since 1989        Municipal Fund, Inc.
                                      (6)

George T.Strickland,Vice President    Vice              Vice President and Managing          N/A           N/A
39                                    President         Director of Thornburg Investment
                                      Since 1999        Management, Inc.; Vice President
                                      (6)               of Thornburg Limited Term
                                                        Municipal Fund, Inc.

William V. Fries,   Vice President    Vice              Managing Director of                 N/A           N/A
63                                    President         Thornburg Investment
                                      Since 1995        Management, Inc.
                                      (6)


Leigh Moiola,       Vice President    Vice              Vice President and Managing          N/A           N/A
35                                    President         Director of Thornburg Investment
                                      Since 2001        Management, Inc.; Vice President
                                      (6)               of Thornburg Limited Term
                                                        Municipal Fund, Inc.

Kenneth Ziesenheim, Vice President    Vice              Managing Director of Thornburg       N/A           N/A
48                                    President         Investment Management, Inc.;
                                      Since 1995        President of Thornburg Securities
                                      (6)               Corporation; Vice President
                                                        of Thornburg Limited Term
                                                        Municipal Fund, Inc.

Alexander Motola,   Vice President    Vice              Managing Director of Thornburg       N/A           N/A
32                                    President         Investment Management, Inc.
                                      Since 2001        since 2000; Vice President of
                                      (6)               Thornburg Limited Term
                                                        Municipal Fund, Inc. since 2001;
                                                        Portfolio Manager, Insight Capital
                                                        Research & Management, Inc.,
                                                        Walnut Creek, California
                                                        1995-2000.
Dale Van Scoyk,    Vice President     Vice              Account Manager for Thornburg        N/A           N/A
54                                    President         Investment Management, Inc.
                                      Since 1998        since 1997, and Vice President
                                      (6)               and Managing Director since
                                                        1999; Vice President of Thornburg
                                                        Limited Term Municipal Fund,
                                                        Inc. since 1999; National Account
                                                        Manager for Heartland Funds
                                                        1993-1997.

Wendy Trevisani,  Vice President     Vice               Associate of Thornburg Investment    N/A           N/A
31                                   President          Management, Inc. since 1999 and
                                     Since 1999         Vice President since 2000; Vice
                                     (6)                President of Thornburg Limited
                                                        Term Municipal Fund, Inc.
                                                        1999-2002; Sales Representative,
                                                        Salomon Smith Barney 1996-1999.

Joshua Gonze,     Vice President     Vice               Associate (and since 1999 a          N/A           N/A
40                                   President          Vice President of Thornburg
                                     Since 2001         Investment Management, Inc.);
                                     (6)                Vice President of Thornburg
                                                        Limited Term Municipal Fund, Inc.
                                                        Since 2001; Associate Director,
                                                        Corporate Credit Ratings, Standard
                                                        & Poor's Corporation 1994-1996.

Brad Kinkelaar,   Vice President     Vice               Assistant Portfolio Manager of       N/A           N/A
34                                   President          Thornburg Investment Management,
                                     Since 2001         Inc. since 1999; Vice President
                                     (6)                of Thornburg Limited Term
                                                        Municipal Fund, Inc. 2001-2002;
                                                        Equity Investment Analyst,
                                                        State Farm Insurance Companies
                                                        1996-1999.

Kerry Lee,        Vice President     Vice               Associate of Thornburg Investment    N/A           N/A
35                                   President          Management, Inc.; Vice President
                                     Since 1999         of Thornburg Limited Term
                                     (6)                Municipal Fund, Inc. 1999-2002
                                                        and Assistant Vice President
                                                        1998-1999.

(1) Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2) The Fund is one of nine separate investment "funds" or "portfolios" of
    Thornburg Investment Trust (the "Trust"), organized as a Massachusetts business trust. The Trust currently has nine active funds, which are considered for certain regulatory purposes as parts of a "fund complex" with the two funds of
    Thornburg Limited Term Municipal Fund, Inc. Thornburg Investment Management,
    Inc. is the investment adviser to, and manages, the eleven funds of the Trust and Thornburg Limited Term Municipal Fund, Inc.
(3) Mr. Thornburg is considered an "interested" Trustee under the Investment
    Company Act of 1940 because he is a director and controlling shareholder of
    Thornburg Investment Management, Inc. the investment adviser to the nine active funds of the Trust, and is the sole director and controlling shareholder of
    Thornburg Securities Corporation, the distributor of shares for the Trust.
(4) Each Trustee serves in office until the election and qualification of a successor.
(5) Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6) The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7) Assistant vice presidents, assistant
    secretaries and assistant treasurers are not shown.
    The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request by calling 1-800-847-0200

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.


Thornburg
Value Fund

Annual Report
september 30, 2002